INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS
Total investments and derivatives	$ 486	$ 191
Non-current	53	71
Current	433	120
At fair value
FINANCIAL ASSETS
Total investments and derivatives	41	58
At fair value | Other investments
FINANCIAL ASSETS
Total investments and derivatives	41	58
At amortized cost
FINANCIAL ASSETS
Total investments and derivatives	445	133
At amortized cost | Security deposits and cash collateral
FINANCIAL ASSETS
Total investments and derivatives	103	63
At amortized cost | Bank deposits
FINANCIAL ASSETS
Total investments and derivatives	3	0
At amortized cost | Other investments
FINANCIAL ASSETS
Total investments and derivatives	$ 339	$ 70